EXPLORATION AND EVALUATION ASSETS (Details)	12 Months Ended
	Jun. 30, 2026 USD ($) a	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance	$ 6,512,326
Carrying amount, ending balance	7,768,418	$ 6,512,326
Titan Project
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance	6,512,326	6,114,061	$ 3,059,021
Additions	1,256,092	644,661	3,055,040
Write-offs		(246,396)
Carrying amount, ending balance	$ 7,768,418	$ 6,512,326	$ 6,114,061
Area of land | a	10,000
Area of land owned | a	1,500
Area of land subject to long-term lease | a	1,200
Area of land subject to exclusive option agreements | a	7,500